Property and Equipment (Details) - USD ($)	Nov. 30, 2020	Aug. 31, 2020	Aug. 31, 2019
Total equipment	$ 1,449,001	$ 1,442,818	$ 1,437,787
Accumulated depreciation	(88,498)	(93,323)	(68,858)
Equipment, net	1,360,503	1,349,495	1,368,929
Computers, office equipment and software [Member]
Total equipment	14,800	23,709	18,678
Furniture and Fixtures [Member]
Total equipment	27,726	12,634	12,634
Product Development and Manufacturing Equipment [Member]
Total equipment	113,820	113,820	113,820
In process equipment [Member]
Total equipment	$ 1,292,655	$ 1,292,655	$ 1,292,655